                                THE GALAXY FUND
                                   ("GALAXY")
                    GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND
              GALAXY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
             GALAXY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
                             GALAXY GROWTH FUND II
                                 (THE "FUNDS")
                                   BKB SHARES
                       SUPPLEMENT DATED DECEMBER 22, 2000
                        TO PROSPECTUS DATED JUNE 1, 2000
                           (AS REVISED JUNE 26, 2000)
                         AND REDATED SEPTEMBER 30, 2000

    THIS PROSPECTUS CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AS PREVIOUSLY SUPPLEMENTED AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS AND SUPPLEMENT.

1.  RETAIL A SHARE CHANGES.

    As stated in the Prospectus, BKB Shares of each Fund will automatically convert to Retail A Shares of that Fund on the first anniversary of the closing of the reorganization of the Boston 1784 Funds into Galaxy, provided that prior thereto the Board of Trustees of Galaxy has determined that such conversion is in the best interest of the holders of BKB Shares. The maximum sales charge (sometimes called a front-end load) payable in connection with purchases of Retail A Shares of the Funds is changed (a) to 4.75% for the Intermediate Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond Fund and Massachusetts Intermediate Municipal Bond Fund and (b) to 5.75% for the Growth Fund II, effective for all purchases made on or after January 1, 2001. This front-end load may decrease as the amount of the investment increases, as shown in the following charts:

INTERMEDIATE TAX-EXEMPT BOND, CONNECTICUT INTERMEDIATE MUNICIPAL BOND AND MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUNDS:

                                                                        TOTAL SALES CHARGE
                                                     ---------------------------------------------------------
                                                     AS A % OF THE OFFERING PRICE
AMOUNT OF YOUR INVESTMENT                                     PER SHARE              AS A % OF YOUR INVESTMENT
-------------------------                            ----------------------------    -------------------------
Less than $50,000................................                 4.75%                         4.99%
$50,000 but less than $100,000...................                 4.50%                         4.71%
$100,000 but less than $250,000..................                 3.50%                         3.63%
$250,000 but less than $500,000..................                 2.50%                         2.56%
$500,000 but less than $1,000,000................                 2.00%                         2.04%
$1,000,000 and over..............................                 0.00%(1)                      0.00%(1)

-------------------

                  (1)   There is no front-end sales charge on investments in Retail
                        A Shares of $1,000,000 or more. However, if you sell the
                        shares within one year after buying them, you'll pay a CDSC of 1% of the offering price or 1% of the net asset value of your shares, whichever is less, unless the shares were sold because of the death or disability of the shareholder.
                        Galaxy will waive this 1% CDSC on withdrawals of Retail A
                        Shares made through Galaxy's Systematic Withdrawal Plan that don't annually exceed 12% of your account's value. See
                        "Galaxy investor programs -- Systematic withdrawal plan" on page 29 of the Prospectus.

PRORETBKB1

GROWTH FUND II:

                                                                        TOTAL SALES CHARGE
                                                     ---------------------------------------------------------
                                                     AS A % OF THE OFFERING PRICE
AMOUNT OF YOUR INVESTMENT                                     PER SHARE              AS A % OF YOUR INVESTMENT
-------------------------                            ----------------------------    -------------------------
Less than $50,000................................                 5.75%                         6.10%
$50,000 but less than $100,000...................                 4.50%                         4.71%
$100,000 but less than $250,000..................                 3.50%                         3.63%
$250,000 but less than $500,000..................                 2.50%                         2.56%
$500,000 but less than $1,000,000................                 2.00%                         2.04%
$1,000,000 and over..............................                 0.00%(1)                      0.00%(1)

-------------------

                  (1)   There is no front-end sales charge on investments in Retail
                        A Shares of $1,000,000 or more. However, if you sell the
                        shares within one year after buying them, you'll pay a CDSC of 1% of the offering price or 1% of the net asset value of your shares, whichever is less, unless the shares were sold because of the death or disability of the shareholder.
                        Galaxy will waive this 1% CDSC on withdrawals of Retail A
                        Shares made through Galaxy's Systematic Withdrawal Plan that don't annually exceed 12% of your account's value. See
                        "Galaxy investor programs -- Systematic withdrawal plan" on page 29 of the Prospectus.

    There is no front-end sales charge when you buy Retail A Shares if you were a shareholder of the Boston 1784 Funds on the date when the Boston 1784 Funds were reorganized into Galaxy. Please note that when you buy your Retail A Shares, you must tell your broker-dealer or Galaxy's distributor if you qualify for this or any other sales load waiver. Ask your broker-dealer or Galaxy's distributor, or consult the Prospectus and Statement of Additional Information, for other instances in which the sales load on Retail A Shares is waived. To contact Galaxy's distributor, call 1-877-BUY-GALAXY (1-877-289-4252).

    The following sales load waivers are eliminated effective for all purchases of Retail A Shares made on or after January 1, 2001:

    - You buy shares for any retirement account provided you held Retail A Shares in a retirement account prior to January 1, 1999.

    - You buy shares for any retirement account and your total cumulative Retail A Share retirement account balance was $30,000 or more between January 1, 1999 and June 30, 1999.

    - You previously paid a sales charge for the shares of another mutual fund company (as long as you buy the Galaxy shares within 60 days of selling your other shares).

2.  CHANGES IN EXAMPLES TO FEES AND EXPENSES TABLES.

    As a result of the changes discussed above, there are certain changes to the examples to the tables setting forth the fees and expenses associated with an investment in the Funds. The examples as to Retail A Shares of the Intermediate Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond

Fund, Massachusetts Intermediate Municipal Bond Fund and Growth Fund II found on pages 5, 9, 13 and 17, respectively, of the Prospectus are deleted and replaced with the following:

                                                                 1 YEAR     3 YEARS     5 YEARS    10 YEARS
                                                                --------    --------    -------    --------
INTERMEDIATE TAX-EXEMPT BOND FUND:
Retail A Shares.............................................      $577        $793      $1,027     $ 1,697

                                                                 1 YEAR     3 YEARS     5 YEARS    10 YEARS
                                                                --------    --------    -------    --------
CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND:
Retail A Shares.............................................      $579        $799      $1,037     $ 1,719

                                                                 1 YEAR     3 YEARS     5 YEARS    10 YEARS
                                                                --------    --------    -------    --------
MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND:
Retail A Shares.............................................      $579        $799      $1,037     $ 1,719

                                                                 1 YEAR     3 YEARS     5 YEARS    10 YEARS
                                                                --------    --------    -------    --------
GROWTH FUND II:
Retail A Shares.............................................      $694        $946      $1,217     $ 1,989

                                THE GALAXY FUND
                                   ("GALAXY")
                            GALAXY MONEY MARKET FUND
                           GALAXY U.S. TREASURY FUND
                             GALAXY TAX-EXEMPT FUND
                          GALAXY SHORT-TERM BOND FUND
                   GALAXY INTERMEDIATE GOVERNMENT INCOME FUND
                         GALAXY HIGH QUALITY BOND FUND
                    GALAXY RHODE ISLAND MUNICIPAL BOND FUND
                          GALAXY ASSET ALLOCATION FUND
                         GALAXY GROWTH AND INCOME FUND
                        GALAXY INTERNATIONAL EQUITY FUND
                                 (THE "FUNDS")
                                   BKB SHARES
                       SUPPLEMENT DATED DECEMBER 22, 2000
                     TO PROSPECTUS DATED FEBRUARY 28, 2000

    THIS PROSPECTUS CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AS PREVIOUSLY SUPPLEMENTED AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS AND SUPPLEMENT.

1.  RETAIL A SHARE CHANGES.

    As stated in the Prospectus, BKB Shares of each Fund will automatically convert to Retail A Shares of that Fund on the first anniversary of the closing of the reorganization of the Boston 1784 Funds into Galaxy, provided that prior thereto the Board of Trustees of Galaxy has determined that such conversion is in the best interest of the holders of BKB Shares. The maximum sales charge (sometimes called a front-end load) payable in connection with purchases of Retail A Shares of the Short-Term Bond, Intermediate Government Income, High Quality Bond, Rhode Island Municipal Bond, Asset Allocation, Growth and Income and International Equity Funds is changed (a) to 4.75% for the Short-Term Bond Fund, Intermediate Government Income Fund, High Quality Bond Fund and Rhode Island Municipal Bond Fund and (b) to 5.75% for the Asset Allocation Fund, Growth and Income Fund and International Equity Fund, effective for all purchases made on or after January 1, 2001. This front-end load may decrease as the amount of the investment increases, as shown in the following charts:

PROGALBK2

    SHORT-TERM BOND FUND, INTERMEDIATE GOVERNMENT INCOME FUND, HIGH QUALITY BOND FUND AND RHODE ISLAND MUNICIPAL BOND FUND:

                                                    TOTAL SALES CHARGE
                                        ------------------------------------------
                                             AS A % OF THE            AS A % OF
AMOUNT OF YOUR INVESTMENT               OFFERING PRICE PER SHARE   YOUR INVESTMENT
-------------------------               ------------------------   ---------------
Less than $50,000.....................            4.75%                 4.99%
$50,000 but less than $100,000........            4.50%                 4.71%
$100,000 but less than $250,000.......            3.50%                 3.63%
$250,000 but less than $500,000.......            2.50%                 2.56%
$500,000 but less than $1,000,000.....            2.00%                 2.04%
$1,000,000 and over...................            0.00%(1)              0.00%(1)

------------------------

(1) There is no front-end sales charge on investments in Retail A Shares of $1,000,000 or more. However, if you sell the shares within one year after buying them, you'll pay a CDSC of 1% of the offering price or 1% of the net asset value of your shares, whichever is less, unless the shares were sold because of the death or disability of the shareholder. Galaxy will waive this 1% CDSC on withdrawals of Retail A Shares made through Galaxy's Systematic Withdrawal Plan that don't annually exceed 12% of your account's value. See "Galaxy investor programs -- Systematic withdrawal plan" on page 49 of the Prospectus.

    ASSET ALLOCATION FUND, GROWTH AND INCOME FUND AND INTERNATIONAL EQUITY FUND:

                                                    TOTAL SALES CHARGE
                                        ------------------------------------------
                                             AS A % OF THE            AS A % OF
AMOUNT OF YOUR INVESTMENT               OFFERING PRICE PER SHARE   YOUR INVESTMENT
-------------------------               ------------------------   ---------------
Less than $50,000.....................            5.75%                 6.10%
$50,000 but less than $100,000........            4.50%                 4.71%
$100,000 but less than $250,000.......            3.50%                 3.63%
$250,000 but less than $500,000.......            2.50%                 2.56%
$500,000 but less than $1,000,000.....            2.00%                 2.04%
$1,000,000 and over...................            0.00%(1)              0.00%(1)

------------------------

(1) There is no front-end sales charge on investments in Retail A Shares of $1,000,000 or more. However, if you sell the shares within one year after buying them, you'll pay a CDSC of 1% of the offering price or 1% of the net asset value of your shares, whichever is less, unless the shares were sold because of the death or disability of the shareholder. Galaxy will waive this 1% CDSC on withdrawals of Retail A Shares made through Galaxy's Systematic Withdrawal Plan that don't annually exceed 12% of your account's value. See "Galaxy investor programs -- Systematic withdrawal plan" on page 49 of the Prospectus.

    There is no front-end sales charge when you buy Retail A Shares if you were a shareholder of the Boston 1784 Funds on the date when the Boston 1784 Funds were reorganized into Galaxy. Please note that when you buy your Retail A Shares, you must tell your broker-dealer or Galaxy's distributor if you qualify for this or any other sales load waiver. Ask your broker-dealer or Galaxy's distributor, or consult the Prospectus and Statement of Additional Information, for other instances in which the sales load on Retail A Shares is waived. To contact Galaxy's distributor, call 1-877-BUY-GALAXY (1-877-289-4252).

    The following sales load waivers are eliminated effective for all purchases of Retail A Shares made on or after January 1, 2001:

    - You buy shares for any retirement account provided you held Retail A Shares in a retirement account prior to January 1, 1999.

    - You buy shares for any retirement account and your total cumulative Retail A Share retirement account balance was $30,000 or more between January 1, 1999 and June 30, 1999.

    - You previously paid a sales charge for the shares of another mutual fund company (as long as you buy the Galaxy shares within 60 days of selling your other shares).

2.  RESTATEMENT OF AVERAGE ANNUAL TOTAL RETURNS

    As a result of the changes discussed above, the average annual total returns (after taking into account any sales charges) for Retail A Shares of the Short-Term Bond Fund, Intermediate Government Income Fund, High Quality Bond Fund, Rhode Island Municipal Bond Fund, Asset Allocation Fund, Growth and Income Fund and International Equity Fund for the periods ended December 31, 1999 have been restated to include the effect of the maximum 4.75% or 5.75%, as applicable, front-end sales charge on purchases of Retail A Shares made on or after January 1, 2001.

    The average annual total returns for Retail A Shares of the Short-Term Bond Fund, Intermediate Government Income Fund, High Quality Bond Fund, Rhode Island Municipal Bond Fund, Asset Allocation Fund, Growth and Income Fund and International Equity Fund found on pages 13, 17, 21, 25, 29, 32 and 36 of the Prospectus are deleted and replaced with the following:

                                                      1 YEAR    5 YEARS   SINCE INCEPTION
SHORT-TERM BOND FUND:                                --------   --------  ----------------
Retail A Shares....................................   -2.52%      4.62%     4.35% (12/30/91)

                                             1 YEAR    5 YEARS    10 YEARS  SINCE INCEPTION
INTERMEDIATE GOVERNMENT INCOME FUND:        --------   --------   --------  ----------------
Retail A Shares...........................   -6.60%      5.12%      5.57%     6.18% (9/1/88)

                                                      1 YEAR    5 YEARS   SINCE INCEPTION
HIGH QUALITY BOND FUND:                              --------   --------  ----------------
Retail A Shares....................................   -8.67%      5.98%     6.31% (12/14/90)

                                                      1 YEAR    5 YEARS   SINCE INCEPTION
RHODE ISLAND MUNICIPAL BOND FUND:                    --------   --------  ----------------
Retail A Shares....................................   -7.35%      4.74%     4.74% (12/20/94)

                                                      1 YEAR    5 YEARS   SINCE INCEPTION
ASSET ALLOCATION FUND:                               --------   --------  ----------------
Retail A Shares....................................    1.10%     16.41%    11.57% (12/30/91)

                                                      1 YEAR    5 YEARS   SINCE INCEPTION
GROWTH AND INCOME FUND:                              --------   --------  ----------------
Retail A Shares....................................    0.71%     18.47%    15.55% (2/12/93)

                                                      1 YEAR    5 YEARS   SINCE INCEPTION
INTERNATIONAL EQUITY FUND:                           --------   --------  ----------------
Retail A Shares....................................   32.98%     17.48%    13.76% (12/30/91)

3.  CHANGES IN EXAMPLES TO FEES AND EXPENSES TABLES.

    As a result of the changes discussed above, there are certain changes to the examples to the tables setting forth the fees and expenses associated with an investment in the Short-Term Bond Fund, Intermediate Government Income Fund, High Quality Bond Fund, Rhode Island Municipal Bond Fund, Asset Allocation Fund, Growth and Income Fund and International Equity Fund. The examples as to Retail A Shares of the Short-Term Bond Fund, Intermediate Government Income Fund, High Quality Bond Fund, Rhode Island Municipal Bond Fund, Asset Allocation Fund, Growth and Income Fund and International Equity Fund found on pages 14, 18, 22, 26, 30, 33 and 37, respectively, of the Prospectus are deleted and replaced with the following:

                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
SHORT-TERM BOND FUND:                                  --------   --------   --------   --------
Retail A Shares......................................    $601      $  868     $1,154     $1,968

                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
INTERMEDIATE GOVERNMENT INCOME FUND:                   --------   --------   --------   --------
Retail A Shares......................................    $588      $  826     $1,083     $1,817

                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
HIGH QUALITY BOND FUND:                                --------   --------   --------   --------
Retail A Shares......................................    $591      $  838     $1,103     $1,860

                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
RHODE ISLAND MUNICIPAL BOND FUND                       --------   --------   --------   --------
Retail A Shares......................................    $589      $  829     $1,088     $1,828

                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
ASSET ALLOCATION FUND:                                 --------   --------   --------   --------
Retail A Shares......................................    $700      $  963     $1,247     $2,053

                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
GROWTH AND INCOME FUND:                                --------   --------   --------   --------
Retail A Shares......................................    $708      $  990     $1,292     $2,148

                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
INTERNATIONAL EQUITY FUND                              --------   --------   --------   --------
Retail A Shares......................................    $732      $1,063     $1,415     $2,407